UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (95.1%)(a)
		Shares	Value

Aerospace and defense (5.1%)

Airbus Group NV (France)		452,874	$26,189,737

Embraer SA ADR (Brazil)(S)		227,300	8,646,492

General Dynamics Corp.		382,000	44,606,140

Honeywell International, Inc.		565,900	51,966,597

L-3 Communications Holdings, Inc.		284,100	29,819,136

Northrop Grumman Corp.		464,100	57,209,607

Raytheon Co.		329,100	29,872,407

Rockwell Collins, Inc.		144,000	10,550,880

United Technologies Corp.		211,400	22,228,710

			281,089,706
Airlines (1.4%)

American Airlines Group, Inc.(NON)		573,600	22,284,360

Delta Air Lines, Inc.		1,012,900	37,943,234

Japan Airlines Co., Ltd. (Japan)(UR)		289,500	16,021,993

			76,249,587
Auto components (0.4%)

Dana Holding Corp.(S)		372,600	8,338,788

Johnson Controls, Inc.		265,200	12,528,048

			20,866,836
Automobiles (0.8%)

Ford Motor Co.		710,200	12,087,604

General Motors Co.		981,000	33,177,420

			45,265,024
Banks (9.5%)

Bank of America Corp.		6,022,794	91,847,609

Citigroup, Inc.		2,435,780	119,134,000

Fifth Third Bancorp		541,400	11,087,872

JPMorgan Chase & Co.		2,870,846	165,561,689

SVB Financial Group(NON)		80,465	8,772,294

UniCredit SpA (Italy)		1,151,234	8,969,601

Wells Fargo & Co.		2,435,679	123,976,061

			529,349,126
Beverages (1.1%)

Coca-Cola Enterprises, Inc.		310,800	14,125,860

Dr. Pepper Snapple Group, Inc.		189,800	11,152,648

PepsiCo, Inc.		382,300	33,680,630

			58,959,138
Biotechnology (0.3%)

Gilead Sciences, Inc.(NON)		181,200	16,588,860

			16,588,860
Building products (0.1%)

Allegion PLC (Ireland)		154,200	7,930,506

			7,930,506
Capital markets (4.3%)

Carlyle Group LP (The)		845,000	28,206,100

Charles Schwab Corp. (The)		1,427,700	39,618,675

E*Trade Financial Corp.(NON)		268,900	5,652,278

Goldman Sachs Group, Inc. (The)		171,193	29,594,134

Greenhill & Co., Inc.		380,100	17,397,177

KKR & Co. LP		1,128,577	25,866,985

Morgan Stanley		1,375,100	44,470,734

State Street Corp.		551,800	38,868,792

WisdomTree Investments, Inc.(NON)(S)		867,600	8,901,576

			238,576,451
Chemicals (1.9%)

Axiall Corp.(S)		318,700	13,649,921

Dow Chemical Co. (The)		1,068,100	54,547,867

Huntsman Corp.		679,900	17,711,395

Linde AG (Germany)		69,691	14,268,518

Symrise AG (Germany)		163,149	8,539,309

			108,717,010
Commercial services and supplies (0.8%)

ADT Corp. (The)(S)		303,821	10,572,971

Tyco International, Ltd.		762,742	32,912,317

			43,485,288
Communications equipment (0.9%)

Cisco Systems, Inc.		2,099,757	52,976,869

			52,976,869
Consumer finance (0.6%)

Capital One Financial Corp.		403,938	32,129,229

			32,129,229
Containers and packaging (0.3%)

MeadWestvaco Corp.(S)		384,900	16,088,820

			16,088,820
Diversified consumer services (0.2%)

ITT Educational Services, Inc.(NON)(S)		616,249	8,769,223

			8,769,223
Diversified financial services (0.7%)

CBOE Holdings, Inc.		225,100	10,910,597

CME Group, Inc.		405,700	29,997,458

			40,908,055
Diversified telecommunication services (1.2%)

AT&T, Inc.(S)		547,200	19,474,848

Verizon Communications, Inc.		940,214	47,405,590

			66,880,438
Electric utilities (1.4%)

American Electric Power Co., Inc.		225,400	11,718,546

Edison International		376,100	20,610,280

Exelon Corp.		493,564	15,339,969

FirstEnergy Corp.		537,000	16,759,770

NextEra Energy, Inc.		172,500	16,196,025

			80,624,590
Electrical equipment (0.5%)

Eaton Corp PLC		371,700	25,245,864

			25,245,864
Electronic equipment, instruments, and components (0.5%)

Anixter International, Inc.		128,000	11,004,160

Corning, Inc.		848,200	16,667,130

			27,671,290
Energy equipment and services (2.1%)

Aker Solutions ASA (Norway)		524,355	7,703,241

Ezion Holdings, Ltd. (Singapore)		3,471,600	5,957,945

Halliburton Co.		800,800	55,247,192

Oil States International, Inc.(NON)		148,200	9,083,178

Schlumberger, Ltd.		282,939	30,667,758

Transocean, Ltd. (Switzerland)(S)		262,100	10,573,114

			119,232,428
Food and staples retail (1.4%)

CVS Caremark Corp.		1,033,700	78,933,332

			78,933,332
Food products (1.9%)

Hershey Co. (The)		188,100	16,581,015

Kellogg Co.		488,900	29,250,887

Kraft Foods Group, Inc.		287,900	15,427,122

Mead Johnson Nutrition Co.		166,600	15,233,904

Mondelez International, Inc. Class A		757,000	27,252,000

			103,744,928
Health-care equipment and supplies (2.6%)

Abbott Laboratories		410,600	17,294,472

Baxter International, Inc.		708,500	52,917,865

Covidien PLC		155,472	13,449,883

St. Jude Medical, Inc.		519,000	33,833,610

Zimmer Holdings, Inc.		261,100	26,128,277

			143,624,107
Health-care providers and services (1.7%)

Aetna, Inc.		284,200	22,034,026

Catamaran Corp.(NON)		241,300	10,976,737

CIGNA Corp.		181,800	16,369,272

Community Health Systems, Inc.(NON)		252,800	12,058,560

HCA Holdings, Inc.(NON)		255,500	16,686,705

UnitedHealth Group, Inc.		201,900	16,363,995

			94,489,295
Hotels, restaurants, and leisure (1.0%)

Hilton Worldwide Holdings, Inc.(NON)		1,143,400	27,681,714

Intrawest Resorts Holdings, Inc.(NON)		507,099	5,715,006

Penn National Gaming, Inc.(NON)		764,436	8,011,289

Vail Resorts, Inc.		156,300	11,800,650

			53,208,659
Household durables (0.8%)

PulteGroup, Inc.		928,900	16,395,085

Whirlpool Corp.		180,000	25,675,200

			42,070,285
Household products (1.1%)

Colgate-Palmolive Co.		451,300	28,612,420

Energizer Holdings, Inc.		78,655	9,026,448

Procter & Gamble Co. (The)		272,900	21,100,628

			58,739,496
Independent power and renewable electricity producers (1.3%)

Calpine Corp.(NON)		1,649,417	36,353,151

NextEra Energy Partners LP(NON)		103,526	3,524,025

NRG Energy, Inc.		1,047,700	32,436,792

			72,313,968
Industrial conglomerates (2.3%)

General Electric Co.		3,075,720	77,354,358

Siemens AG (Germany)		401,334	49,650,390

			127,004,748
Insurance (4.5%)

ACE, Ltd.		166,900	16,706,690

Allstate Corp. (The)		199,200	11,643,240

American International Group, Inc.		1,199,325	62,340,914

Assured Guaranty, Ltd.		866,780	19,346,530

Chubb Corp. (The)		86,875	7,532,931

Everest Re Group, Ltd.		55,720	8,687,305

Hartford Financial Services Group, Inc. (The)		1,488,100	50,833,496

MetLife, Inc.		712,687	37,487,336

Prudential Financial, Inc.		159,300	13,854,321

Prudential PLC (United Kingdom)		979,986	22,566,074

			250,998,837
Internet and catalog retail (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $2,571,898) (Private) (Brazil)(F)(RES)(NON)		117	1,685,722

Zalando AG (acquired 9/30/13, cost $5,246,296) (Private) (Germany)(F)(RES)(NON)		234	5,196,706

			6,882,428
Internet software and services (0.6%)

Google, Inc. Class C(NON)		35,391	20,229,496

Yahoo!, Inc.(NON)		395,000	14,144,950

			34,374,446
IT Services (0.5%)

Computer Sciences Corp.		305,900	19,085,101

Fidelity National Information Services, Inc.		149,700	8,443,080

			27,528,181
Machinery (0.1%)

TriMas Corp.(NON)		166,031	5,259,862

			5,259,862
Media (3.0%)

CBS Corp. Class B (non-voting shares)		638,100	36,263,223

Comcast Corp. Class A		806,700	43,343,991

DISH Network Corp. Class A(NON)		375,000	23,197,500

Liberty Global PLC Ser. C (United Kingdom)(S)		914,900	36,586,851

Time Warner, Inc.		262,600	21,801,052

WPP PLC (United Kingdom)		390,545	7,770,343

			168,962,960
Metals and mining (1.3%)

Barrick Gold Corp. (Canada)		889,300	16,078,544

BHP Billiton, Ltd. (Australia)		422,207	15,010,896

Freeport-McMoRan, Inc. (Indonesia)		846,938	31,523,032

Goldcorp, Inc. (Toronto Exchange) (Canada)		167,800	4,597,720

Hi-Crush Partners LP (Units)		88,100	5,389,077

			72,599,269
Multi-utilities (0.8%)

Ameren Corp.		435,400	16,741,130

CMS Energy Corp.		269,700	7,802,421

PG&E Corp.(S)		411,300	18,372,771

			42,916,322
Multiline retail (0.8%)

Macy's, Inc.		362,000	20,919,980

Target Corp.		433,100	25,808,429

			46,728,409
Oil, gas, and consumable fuels (11.7%)

Anadarko Petroleum Corp.		159,700	17,063,945

Cabot Oil & Gas Corp.		837,100	27,582,445

Cheniere Energy, Inc.(NON)		150,400	10,642,304

Chevron Corp.		526,200	68,006,088

CONSOL Energy, Inc.		355,200	13,788,864

EnCana Corp. (Canada)		808,026	17,400,331

Energen Corp.		95,000	7,754,850

EOG Resources, Inc.		158,100	17,302,464

EP Energy Corp. Class A(NON)(S)		843,410	16,868,200

Exxon Mobil Corp.		1,190,392	117,777,384

Gulfport Energy Corp.(NON)		370,400	19,783,064

Kodiak Oil & Gas Corp.(NON)		2,026,300	31,488,702

Marathon Oil Corp.		1,173,600	45,477,000

MPLX LP		189,100	10,731,425

Noble Energy, Inc.		115,200	7,659,648

Nordic American Offshore, Ltd. (Norway)		7,507	137,378

Nordic American Tankers, Ltd. (Norway)(S)		866,400	7,459,704

Occidental Petroleum Corp.		224,814	21,966,576

QEP Resources, Inc.		1,188,100	39,266,705

Royal Dutch Shell PLC ADR (United Kingdom)(S)		1,113,728	91,136,362

Scorpio Tankers, Inc.		624,700	5,865,933

Southwestern Energy Co.(NON)		316,500	12,843,570

Suncor Energy, Inc. (Canada)		670,682	27,538,344

Valero Energy Corp.		232,700	11,821,160

			647,362,446
Paper and forest products (0.6%)

International Paper Co.		471,800	22,410,500

Louisiana-Pacific Corp.(NON)(S)		814,800	11,032,392

			33,442,892
Personal products (0.5%)

Coty, Inc. Class A(S)		1,680,545	28,754,125

			28,754,125
Pharmaceuticals (9.9%)

AbbVie, Inc.		580,600	30,388,604

Actavis PLC(NON)		197,400	42,294,924

AstraZeneca PLC ADR (United Kingdom)		1,021,900	74,384,101

Bristol-Myers Squibb Co.		671,100	33,971,082

Eli Lilly & Co.		668,500	40,818,610

Johnson & Johnson		759,700	76,038,373

Merck & Co., Inc.		1,553,091	88,122,383

Pfizer, Inc.		2,887,734	82,877,966

Sanofi ADR (France)		560,500	29,297,335

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		516,100	27,611,350

Zoetis, Inc.		809,838	26,651,769

			552,456,497
Professional services (0.1%)

Nielsen Holdings NV		88,101	4,062,337

			4,062,337
Real estate investment trusts (REITs) (0.8%)

Altisource Residential Corp.		489,934	11,361,569

American Tower Corp.		186,800	17,632,052

Equity Lifestyle Properties, Inc.		318,000	14,084,220

			43,077,841
Semiconductors and semiconductor equipment (2.5%)

Fairchild Semiconductor International, Inc.(NON)(S)		551,400	8,392,308

Intel Corp.(S)		1,401,800	47,507,002

Lam Research Corp.		432,750	30,292,500

Micron Technology, Inc.(NON)		1,120,400	34,228,220

Samsung Electronics Co., Ltd. (South Korea)		15,571	20,288,292

			140,708,322
Software (2.0%)

Microsoft Corp.		1,009,800	43,582,968

Oracle Corp.		1,339,400	54,098,366

TiVo, Inc.(NON)		862,100	11,603,866

			109,285,200
Specialty retail (2.1%)

Bed Bath & Beyond, Inc.(NON)(S)		435,700	27,575,453

Gap, Inc. (The)		481,000	19,292,910

GNC Holdings, Inc. Class A		158,600	5,203,666

Home Depot, Inc. (The)		212,300	17,164,455

Office Depot, Inc.(NON)		3,575,100	17,911,251

Select Comfort Corp.(NON)		601,700	12,154,340

Tile Shop Holdings, Inc.(NON)(S)		1,188,500	12,015,735

WH Smith PLC (United Kingdom)		405,451	7,706,666

			119,024,476
Technology hardware, storage, and peripherals (2.4%)

Apple, Inc.		721,600	68,963,312

Hewlett-Packard Co.		721,100	25,678,371

NetApp, Inc.		244,500	9,496,380

SanDisk Corp.		159,800	14,655,258

Western Digital Corp.		123,800	12,358,954

			131,152,275
Textiles, apparel, and luxury goods (0.1%)

Coach, Inc.		170,200	5,882,112

			5,882,112
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.(S)		2,089,055	26,447,436

			26,447,436
Tobacco (1.4%)

Altria Group, Inc.		671,000	27,242,600

Philip Morris International, Inc.		633,500	51,953,335

			79,195,935
Trading companies and distributors (0.1%)

WESCO International, Inc.(NON)		105,300	8,264,997

			8,264,997
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		795,022	26,410,628

			26,410,628

Total common stocks (cost $4,364,687,527)			$5,283,511,389

INVESTMENT COMPANIES (0.8%)(a)
		Shares	Value

Vanguard MSCI Emerging Markets ETF		983,400	$42,994,248

Total investment companies (cost $42,826,646)			$42,994,248

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

American Tower Corp. Ser. A, $5.25 cv. pfd.(NON)(R)		57,258	$6,319,852

Tyson Foods, Inc. $2.375 cv. pfd.(NON)		133,493	6,594,554

Total convertible preferred stocks (cost $12,400,450)			$12,914,406

SHORT-TERM INVESTMENTS (6.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	Shares	200,921,725	$200,921,725

Putnam Short Term Investment Fund 0.05%(AFF)	Shares	172,820,604	172,820,604

SSgA Prime Money Market Fund 0.01%(P)	Shares	1,120,000	1,120,000

U.S. Treasury Bills with an effective yield of 0.12%, February 5, 2015		$315,000	314,918

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015		696,000	695,838

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014		479,000	478,975

Total short-term investments (cost $376,351,773)			$376,352,060

TOTAL INVESTMENTS

Total investments (cost $4,796,266,396)(b)			$5,715,772,103

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
shares	126,680	$—	5/6/15	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$598,014

Total		$—	$598,014

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,554,261,637.
(b)	The aggregate identified cost on a tax basis is $4,846,741,170, resulting in gross unrealized appreciation and depreciation of $969,582,538 and $100,551,605, respectively, or net unrealized appreciation of $869,030,933.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,882,428, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$156,499,916	$714,850,507	$698,529,819	$69,246	$172,820,604

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $200,921,725, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $193,262,305.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 74,100 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions and foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $6,674,650 to cover settlement of certain securities.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to certain sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$495,300,975	$15,477,009	$6,882,428
Consumer staples	408,326,954	—	—
Energy	752,933,688	13,661,186	—
Financials	1,129,951,300	31,535,675	—
Health care	807,158,759	—	—
Industrials	486,730,775	91,862,120	—
Information technology	503,408,291	20,288,292	—
Materials	193,029,268	37,818,723	—
Telecommunication services	93,291,066	—	—
Utilities	195,854,880	—	—
Total common stocks	5,065,985,956	210,643,005	6,882,428
Convertible preferred stocks	6,594,554	6,319,852	—
Investment companies	42,994,248	—	—
Short-term investments	173,940,604	202,411,456	—

Totals by level	$5,289,515,362	$419,374,313	$6,882,428

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$598,014	$—

Totals by level	$—	$598,014	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$598,014	$—

Total	$598,014	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)		$16,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$598,014	$598,014

	Total Assets	$598,014	$598,014

	Liabilities:
	OTC Total return swap contracts*#	—	—

	Total Liabilities	$—	$—

	Total Financial and Derivative Net Assets	$598,014	$598,014
	Total collateral received (pledged)##†	$598,014
	Net amount	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014